Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PGIM Rock ETF Trust
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
PGIM S&P 500 Buffer 12 ETF - January
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - January
Class Name	PGIM S&P 500 Buffer 12 ETF - January
Trading Symbol	JANP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - January (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - January	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 42,051,544
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATIST I CS AS OF 4/30/2026?
Fund’s net assets	$ 42,051,544
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.2%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(4.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - January
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - January
Class Name	PGIM S&P 500 Buffer 20 ETF - January
Trading Symbol	PBJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - January (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - January	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 57,107,142
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 57,107,142
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.3%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(5.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - February
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - February
Class Name	PGIM S&P 500 Buffer 12 ETF - February
Trading Symbol	FEBP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - February (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - February	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 20,621,049
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 20,621,049
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.3%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(4.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - February
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - February
Class Name	PGIM S&P 500 Buffer 20 ETF - February
Trading Symbol	PBFB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - February (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - February	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 33,875,185
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 33,875,185
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.0%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(4.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - March
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - March
Class Name	PGIM S&P 500 Buffer 12 ETF - March
Trading Symbol	MRCP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - March (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - March	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 20,505,912
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 20,505,912
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.0%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(5.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - March
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - March
Class Name	PGIM S&P 500 Buffer 20 ETF - March
Trading Symbol	PBMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - March (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - March	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 34,088,002
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 34,088,002
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.9%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(5.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - April
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - April
Class Name	PGIM S&P 500 Buffer 12 ETF - April
Trading Symbol	APRP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - April (the “Fund”) for the period of November 1, 2025 to April 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - April	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 22,674,125
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 22,674,125
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	106.1%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(7.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF – April
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - April
Class Name	PGIM S&P 500 Buffer 20 ETF - April
Trading Symbol	PBAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - April (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - April	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 29,028,021
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 29,028,021
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	108.1%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(8.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - May
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - May
Class Name	PGIM S&P 500 Buffer 12 ETF - May
Trading Symbol	MAYP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - May (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - May	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 16,794,449
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 16,794,449
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.1%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(5.0)%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

PGIM S&P 500 Buffer 20 ETF - May
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - May
Class Name	PGIM S&P 500 Buffer 20 ETF - May
Trading Symbol	PBMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - May (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - May	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 18,374,960
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 18,374,960
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.1%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(5.0)%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM S&P 500 Buffer 12 ETF - June
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - June
Class Name	PGIM S&P 500 Buffer 12 ETF - June
Trading Symbol	JUNP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - June (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - June	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 26,219,021
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 26,219,021
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	106.9%
Affiliated Mutual Fund - Short-Term Investment	0.4%
Options Written	(7.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - June
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - June
Class Name	PGIM S&P 500 Buffer 20 ETF - June
Trading Symbol	PBJN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - June (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - June	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 23,682,799
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 23,682,799
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	109.3%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Options Written	(9.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF – July
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - July
Class Name	PGIM S&P 500 Buffer 12 ETF - July
Trading Symbol	JULP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - July (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - July	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 20,142,193
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 20,142,193
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.7%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(4.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - July
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - July
Class Name	PGIM S&P 500 Buffer 20 ETF - July
Trading Symbol	PBJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - July (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - July	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 38,541,023
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 38,541,023
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	106.4%
Affiliated Mutual Fund - Short-Term Investment	0.4%
Options Written	(6.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - August
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - August
Class Name	PGIM S&P 500 Buffer 12 ETF - August
Trading Symbol	AUGP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - August (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - August	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 19,042,208
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 19,042,208
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	102.9%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(3.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - August
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - August
Class Name	PGIM S&P 500 Buffer 20 ETF - August
Trading Symbol	PBAU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - August (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - August	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 23,137,408
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 23,137,408
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.8%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(5.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - September
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - September
Class Name	PGIM S&P 500 Buffer 12 ETF - September
Trading Symbol	SEPP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - September (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - September	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 19,991,068
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 19,991,068
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.2%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Options Written	(3.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - September
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - September
Class Name	PGIM S&P 500 Buffer 20 ETF - September
Trading Symbol	PBSE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - September (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - September	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 24,244,245
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 24,244,245
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.7%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(5.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - October
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - October
Class Name	PGIM S&P 500 Buffer 12 ETF - October
Trading Symbol	OCTP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - October (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - October	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 26,128,291
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 26,128,291
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	102.4%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(3.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - October
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - October
Class Name	PGIM S&P 500 Buffer 20 ETF - October
Trading Symbol	PBOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - October (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - October	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 36,059,129
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 36,059,129
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.4%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(4.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - November
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - November
Class Name	PGIM S&P 500 Buffer 12 ETF - November
Trading Symbol	NOVP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - November (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - November	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 25,947,190
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 25,947,190
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	101.8%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(2.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - November
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - November
Class Name	PGIM S&P 500 Buffer 20 ETF - November
Trading Symbol	PBNV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - November (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - November	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 28,805,980
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 28,805,980
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	102.3%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(3.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - December
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - December
Class Name	PGIM S&P 500 Buffer 12 ETF - December
Trading Symbol	DECP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - December (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - December	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 29,440,625
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 29,440,625
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	102.5%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(3.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - December
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - December
Class Name	PGIM S&P 500 Buffer 20 ETF - December
Trading Symbol	PBDE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - December (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - December	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 35,810,262
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 35,810,262
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.2%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(3.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Laddered S&P 500 Buffer 12 ETF
Shareholder Report [Line Items]
Fund Name	PGIM Laddered S&P 500 Buffer 12 ETF
Class Name	PGIM Laddered S&P 500 Buffer 12 ETF
Trading Symbol	BUFP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Laddered S&P 500 Buffer 12 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered S&P 500 Buffer 12 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 164,863,527
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 164,863,527
Number of fund holdings	13
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Fund - Equity	99.9%
Affiliated Mutual Fund - Short-Term Investment	0.8%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

PGIM Laddered S&P 500 Buffer 20 ETF
Shareholder Report [Line Items]
Fund Name	PGIM Laddered S&P 500 Buffer 20 ETF
Class Name	PGIM Laddered S&P 500 Buffer 20 ETF
Trading Symbol	PBFR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Laddered S&P 500 Buffer 20 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered S&P 500 Buffer 20 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 136,349,917
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 136,349,917
Number of fund holdings	13
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Fund - Equity	100.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Nasdaq-100 Buffer 12 ETF - January
Shareholder Report [Line Items]
Fund Name	PGIM Nasdaq-100 Buffer 12 ETF - January
Class Name	PGIM Nasdaq-100 Buffer 12 ETF - January
Trading Symbol	PQJA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - January (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - January	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 25,129,185
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 25,129,185
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	105.9%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(6.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Nasdaq-100 Buffer 12 ETF - April
Shareholder Report [Line Items]
Fund Name	PGIM Nasdaq-100 Buffer 12 ETF - April
Class Name	PGIM Nasdaq-100 Buffer 12 ETF - April
Trading Symbol	PQAP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - April (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - April	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 21,863,269
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 21,863,269
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	110.1%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(11.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Nasdaq-100 Buffer 12 ETF - July
Shareholder Report [Line Items]
Fund Name	PGIM Nasdaq-100 Buffer 12 ETF - July
Class Name	PGIM Nasdaq-100 Buffer 12 ETF - July
Trading Symbol	PQJL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - July (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - July	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 16,779,558
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 16,779,558
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	106.0%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Options Written	(6.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Nasdaq-100 Buffer 12 ETF - October
Shareholder Report [Line Items]
Fund Name	PGIM Nasdaq-100 Buffer 12 ETF - October
Class Name	PGIM Nasdaq-100 Buffer 12 ETF - October
Trading Symbol	PQOC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - October (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973)
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - October	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 18,400,705
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 18,400,705
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.1%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(4.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Laddered Nasdaq-100 Buffer 12 ETF
Shareholder Report [Line Items]
Fund Name	PGIM Laddered Nasdaq-100 Buffer 12 ETF
Class Name	PGIM Laddered Nasdaq-100 Buffer 12 ETF
Trading Symbol	PBQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Laddered Nasdaq-100 Buffer 12 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered Nasdaq-100 Buffer 12 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 61,487,034
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 61,487,034
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Fund - Equity	100.0%
Affiliated Mutual Fund - Short-Term Investment	0.5%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%

PGIM S&P 500 Max Buffer ETF - January
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - January
Class Name	PGIM S&P 500 Max Buffer ETF - January
Trading Symbol	PMJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - January (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - January	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 4,892,447
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,892,447
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	105.1%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(6.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - February
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - February
Class Name	PGIM S&P 500 Max Buffer ETF - February
Trading Symbol	PMFB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - February (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - February	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 5,948,174
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 5,948,174
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.1%
Affiliated Mutual Fund - Short-Term Investment	1.6%
Options Written	(5.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - March
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - March
Class Name	PGIM S&P 500 Max Buffer ETF - March
Trading Symbol	PMMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - March (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - March	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 5,376,466
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 5,376,466
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	105.8%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Options Written	(7.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - April
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - April
Class Name	PGIM S&P 500 Max Buffer ETF - April
Trading Symbol	PMAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - April (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - April	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 5,144,133
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 5,144,133
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	109.7%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Options Written	(11.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - May
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - May
Class Name	PGIM S&P 500 Max Buffer ETF - May
Trading Symbol	PMMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - May (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - May	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 2,659,601
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 2,659,601
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.0%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(4.9)%
98.8%
Other assets in excess of liabilities	1.2%
100.0%

PGIM S&P 500 Max Buffer ETF - June
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - June
Class Name	PGIM S&P 500 Max Buffer ETF - June
Trading Symbol	PMJN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - June (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - June	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 3,195,084
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 3,195,084
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	112.9%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(13.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - July
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - July
Class Name	PGIM S&P 500 Max Buffer ETF - July
Trading Symbol	PMJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - July (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - July	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 2,900,786
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 2,900,786
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	107.1%
Affiliated Mutual Fund - Short-Term Investment	2.5%
Options Written	(9.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - August
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - August
Class Name	PGIM S&P 500 Max Buffer ETF - August
Trading Symbol	PMAU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - August (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - August	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 3,680,204
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 3,680,204
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	106.1%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Options Written	(7.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - September
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - September
Class Name	PGIM S&P 500 Max Buffer ETF - September
Trading Symbol	PMSE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - September (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - September	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 4,162,553
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,162,553
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	106.1%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Options Written	(7.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - October
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - October
Class Name	PGIM S&P 500 Max Buffer ETF - October
Trading Symbol	PMOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - October (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - October	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 3,604,927
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 3,604,927
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.3%
Affiliated Mutual Fund - Short-Term Investment	2.5%
Options Written	(5.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - November
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - November
Class Name	PGIM S&P 500 Max Buffer ETF - November
Trading Symbol	PMNV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - November (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - November	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 5,386,046
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 5,386,046
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.0%
Affiliated Mutual Fund - Short-Term Investment	1.6%
Options Written	(4.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - December
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - December
Class Name	PGIM S&P 500 Max Buffer ETF - December
Trading Symbol	PMDE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - December (the “Fund”) for the period of November 28, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - December	$21	0.50%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
Net Assets	$ 7,152,641
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 7,152,641
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.3%
Affiliated Mutual Fund - Short-Term Investment	2.0%
Options Written	(5.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%